Results from discontinued operations	12 Months Ended
Jun. 30, 2018
Results From Discontinued Operations
Results from discontinued operations
32.	Results from discontinued operations

The results of Shufersal, Israir and IDB Tourism operations, the share of profit of Adama and the finance costs associated to its non-recourse loan, until Adama’s sale, and the results from sale of the investment in Adama and Shufersal have been reclassified in the Statements of Income under discontinued operations.

	June 30, 2018	June 30, 2017	June 30, 2016
Revenues	66,740	51,578	19,759
Costs	(50,087)	(39,282)	(15,073)
Gross profit	16,653	12,296	4,686
Net gain from fair value adjustment of investment properties	164	113	23
General and administrative expenses	(1,162)	(857)	(294)
Selling expenses	(13,042)	(9,655)	(3,955)
Other operating results, net (i)	10,838	3,888	(6)
Profit from operations	13,451	5,785	454
Share of profit of associates and joint ventures	54	373	344
Profit before financial results and income tax	13,505	6,158	798
Finance income	94	148	408
Finance costs	(675)	(1,962)	(367)
Other financial results	(75)	(111)	-
Financial results, net	(656)	(1,925)	41
Profit before income tax	12,849	4,233	839
Income tax	(370)	(140)	(22)
Profit from discontinued operations (ii)	12,479	4,093	817

Profit for the year from discontinued operations attributable to:
Equity holders of the parent	9,725	1,647	338
Non-controlling interest	2,754	2,446	479

Profit per share from discontinued operations attributable to equity holders of the parent:
Basic	16.91	2.86	0.59
Diluted	16.80	2.84	0.58

(i) Includes the result of the loss of control of Shufersal (see note 4.G) as of June 30, 2018 and the sale of Adama, which generated a profit of Ps. 4,216 in the year ended June 30, 2017.

(ii) As of June 30, 2018, 2017 and 2016, Ps. 60,470, Ps. 47,168 and Ps 18,607 of the total revenues from discontinued operations and Ps 12,377, Ps. 1,075 and Ps. 373 of the total profit from discontinued operations corresponds to Shufersal.